SUPPLEMENT DATED MAY 1, 2026
                   TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE
                     VARIABLE SEPARATE ACCOUNT
             Polaris Select Investor Variable Annuity

                 VARIABLE ANNUITY ACCOUNT FIVE
                   Seasons Advantage Variable Annuity
                Seasons Advisor Variable Annuity
              Seasons Advisor II Variable Annuity
              Seasons Advisor III Variable Annuity
                Seasons Elite Variable Annuity
           Seasons Preferred Solution Variable Annuity
                Seasons Select Variable Annuity
               Seasons Select II Variable Annuity
              Seasons Triple Elite Variable Annuity

    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                FS VARIABLE SEPARATE ACCOUNT
            Polaris Select Investor Variable Annuity

             FS VARIABLE ANNUITY ACCOUNT FIVE
            Seasons Triple Elite Variable Annuity
             Seasons Elite Variable Annuity
            Seasons Select II Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about May 1, 2026, Federated MDTA LLC will replace American Century Investment Management, Inc. as a subadvisor to SA Multi-Managed Large Cap Value Portfolio (the "Fund"). After May 1, 2026, the Fund is advised by SunAmerica Asset Management, LLC and subadvised by Federated MDTA, LLC, BlackRock Investment Management, LLC, and Wellington Management Company LLC.

Additional information regarding the Funds, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.